PROVISION FOR ONEROUS CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISION FOR ONEROUS CONTRACTS
Schedule of provision for onerous contracts

	Balance on		Balance on
	12/31/2022	Constitutions	12/31/2023
Generation
Jirau Energia	209,099	729,536	938,635
Omega	—	58,548	58,548
BTG	—	20,284	20,284
Companhia Energética Sinop	—	18,732	18,732
Enerpeixe	—	16,453	16,453
CPFL Energia	—	6,571	6,571
Empresa de Energia São Manoel	—	5,223	5,223
Alpek	—	2,546	2,546
Pedra	—	4,136	4,136
	209,099	862,029	1,071,128

Current Liabilities	—		120,660
Non-Current Liability	209,099		950,468
	209,099		1,071,128

	Balance on		Balance on
	12/31/2021	Constitutions	12/31/2022
Generation
Jirau	147,122	61,977	209,099
Funil	280,527	—	—
Coaracy Nunes	11,032	—	—
	438,681	61,977	209,099

Current Liabilities	10,517	—	—
Non-Current Liability	428,164	—	209,099
	438,681	—	209,099